Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
15.	Subsequent events

The Company has evaluated events subsequent through November 12, 2025, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events.